Annual Total Returns - VIPFreedomFunds-InitialServiceService2ComboPRO - VIPFreedomFunds-InitialServiceService2ComboPRO - VIP Freedom 2010 Portfolio - VIP Freedom 2010 Portfolio - Initial Class	Apr. 29, 2023
Bar Chart Table:
Annual Return 2013	13.49%
Annual Return 2014	4.53%
Annual Return 2015	(0.29%)
Annual Return 2016	5.45%
Annual Return 2017	13.08%
Annual Return 2018	(4.00%)
Annual Return 2019	16.09%
Annual Return 2020	12.49%
Annual Return 2021	5.89%
Annual Return 2022	(13.53%)